Financial Instruments and Fair Value Measurements (Q2) - Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period			$ 759	$ 2,829	$ 2,829	$ 0
Change in fair value	$ 0	$ 0	(707)	(190)	2,070	1,621
Extinguishment of note payable			(52)	0
Balance at end of period	$ 0	$ 2,639	$ 0	$ 2,639	$ 759	$ 2,829